October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California(a) — 3.2%
Corporate — 3.1%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	$10,720	$ 11,493,584
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(b)	450	463,573
Total Municipal Bonds in California		11,957,157
Kentucky — 2.1%
Corporate — 2.1%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	7,315	7,824,281
Michigan — 147.4%
County/City/Special District/School District — 43.2%
Belding Area Schools, GO, (Q-SBLF), 5.25%, 05/01/48	1,620	1,746,250
Berkley School District GO, (Q-SBLF), 5.00%, 05/01/49	5,335	5,671,143
Bloomfield Hills School District, GO, 5.00%, 05/01/48	1,250	1,343,823
Byron Center Public Schools, GO, Series II, (Q-SBLF), 5.25%, 05/01/53	5,000	5,368,963
Cedar Springs Public School District, GO
Series II, (Q-SBLF), 5.00%, 05/01/46	1,100	1,176,692
Series II, (Q-SBLF), 4.50%, 05/01/49	1,950	1,982,624
Chippewa Valley Schools, GO, (Q-SBLF), 5.00%, 05/01/43	4,275	4,506,249
City of Lansing Michigan, Refunding GO
Series B, (AGM), 4.00%, 06/01/43	2,000	1,943,577
Series B, (AGM), 4.13%, 06/01/48	5,325	5,099,797
Clarkston Community Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/45	8,360	9,073,568
Series I, (Q-SBLF), 5.00%, 05/01/47	4,500	4,852,107
Coopersville Area Public Schools, GO
Series I, (Q-SBLF), 4.00%, 05/01/48	295	287,359
Series I, (Q-SBLF), 4.13%, 05/01/52	600	587,768
County of Kalamazoo Michigan, GOL, 4.13%, 05/01/47	1,375	1,375,149
Farmington Public School District, Refunding GO
(AGM), 5.00%, 05/01/33	1,500	1,510,420
(AGM), 5.00%, 05/01/34	1,500	1,510,077
(AGM), 5.00%, 05/01/35	1,000	1,006,574
Gerald R Ford International Airport Authority, ARB
AMT, (GTD), 5.00%, 01/01/51	5,435	5,628,201
AMT, (GTD), 5.00%, 01/01/54	2,000	2,076,975
Grand Ledge Public Schools, GO, (Q-SBLF), 5.00%, 05/01/44	1,585	1,663,104
Grand Rapids Public Schools, GO, (AGM), 5.00%, 05/01/49	4,150	4,419,172
Gull Lake Community School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/48	4,000	4,119,671
Holly Area School District, GO, Series I, (Q-SBLF), 5.25%, 05/01/48	8,235	8,876,770
Hudsonville Public Schools, GO, Series I, (Q-SBLF), 4.00%, 05/01/45	2,040	1,969,083
Hudsonville Public Schools, Refunding GO
(Q-SBLF), 5.00%, 05/01/46	2,500	2,674,300
(Q-SBLF), 5.00%, 05/01/49	2,375	2,517,873
Karegnondi Water Authority, Refunding RB
5.00%, 11/01/41	4,950	5,106,787
5.00%, 11/01/45	3,000	3,065,080
Kentwood Public Schools, GO
5.00%, 05/01/41	1,120	1,139,001
Security	Par (000)	Value
County/City/Special District/School District (continued)
Kentwood Public Schools, GO (continued)
Series II, (AGM), 5.00%, 05/01/46	$3,000	$ 3,213,064
Series II, (AGM), 5.00%, 05/01/49	5,000	5,319,763
Michigan Finance Authority, RB
4.00%, 11/01/48	3,000	2,754,671
2nd Lien, (BAM-TCRS), 4.00%, 11/01/50	1,500	1,380,471
Novi Community School District, GO
Series I, 5.00%, 05/01/44	1,175	1,236,937
Series II, 4.00%, 05/01/43	1,320	1,309,184
Okemos Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/49	2,750	2,968,536
Rockford Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/46	1,505	1,609,410
Southfield Public Schools, GO, (Q-SBLF), 5.00%, 05/01/49	1,740	1,864,406
Three Rivers Community Schools, GO
Series II, (Q-SBLF), 4.13%, 05/01/46	2,000	2,010,269
Series II, (Q-SBLF), 4.25%, 05/01/49	7,000	7,048,341
Trenton Public Schools School District, GO, (Q-SBLF), 5.00%, 05/01/48	5,000	5,122,552
Troy School District, GO
(Q-SBLF), 5.00%, 05/01/47	6,445	6,905,157
(Q-SBLF), 5.00%, 05/01/52	5,710	6,053,407
Walled Lake Consolidated School District, GO
(Q-SBLF), 5.00%, 05/01/45	2,300	2,405,216
(Q-SBLF), 5.00%, 05/01/47	1,000	1,070,326
(Q-SBLF), 5.00%, 05/01/49	2,500	2,662,800
Wayne-Westland Community Schools, GO
(Q-SBLF), 5.00%, 11/01/44	2,360	2,537,165
(Q-SBLF), 4.50%, 11/01/46	5,250	5,379,013
West Ottawa Public Schools, GO, (AGM), 4.00%, 11/01/46	1,730	1,731,534
Williamston Community Schools School District GO(c)
(Q-SBLF), 05/01/46	1,085	1,153,454
(Q-SBLF), 05/01/51	2,250	2,366,290
Zeeland Public Schools, GO, Series A, (AGM), 5.00%, 05/01/33	1,000	1,006,273
		161,406,396
Education — 25.5%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	5,000	4,879,864
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,640,039
Lake Superior State University, RB, (AGM), 5.00%, 01/15/48	3,750	3,828,976
Michigan Finance Authority, Refunding RB
5.00%, 02/01/33	830	843,281
4.00%, 12/01/33	1,200	1,105,735
5.00%, 12/01/36	1,550	1,549,893
5.00%, 12/01/40	2,900	2,791,562
5.00%, 12/01/45	4,400	4,195,377
4.00%, 09/01/50	1,550	1,428,933
Michigan State University, Refunding RB
Series A, 5.00%, 08/15/49	2,500	2,681,743
Series B, 4.00%, 02/15/44	4,000	3,911,979
Series B, 5.00%, 02/15/44	3,820	3,982,873
Series B, 5.00%, 02/15/48	6,160	6,370,226
Series C, 4.00%, 02/15/44	8,900	8,718,039
Michigan Technological University, RB
Series A, 5.00%, 10/01/45	1,800	1,803,197
Series A, (AGM), 5.25%, 10/01/52	1,675	1,789,231
Series C, (AGM), 5.25%, 10/01/48	2,500	2,735,192

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Oakland University, RB
5.00%, 03/01/41	$3,635	$ 3,675,957
5.00%, 03/01/47	3,500	3,509,427
Wayne State University, RB
Series A, 5.00%, 11/15/43	8,330	8,683,408
Series A, 4.00%, 11/15/48	9,285	8,853,264
Western Michigan University, RB
Series A, (AGM), 5.00%, 11/15/51	1,815	1,906,024
Series A, (AGM), 5.00%, 11/15/53	5,345	5,600,776
Western Michigan University, Refunding RB, 5.00%, 11/15/49	8,435	8,736,587
		95,221,583
Health — 17.9%
Grand Traverse County Hospital Finance Authority, RB
Series A, 5.00%, 07/01/49	2,610	2,645,793
Series B, 4.00%, 07/01/49	2,000	1,830,140
Kentwood Economic Development Corp., Refunding RB, 4.00%, 11/15/43	750	676,694
Michigan Finance Authority, RB, 5.00%, 11/01/44	3,000	3,016,404
Michigan Finance Authority, Refunding RB
5.00%, 11/15/37	3,000	3,053,343
4.00%, 12/01/40	3,000	2,958,462
5.00%, 11/15/41	1,000	1,016,541
4.00%, 04/15/42	3,210	3,183,081
5.00%, 12/01/45	16,095	16,205,972
4.00%, 11/15/46	8,500	7,814,795
Series 2, 4.00%, 03/01/51	4,000	3,740,164
Series A, 4.00%, 12/01/40	3,085	3,009,881
Series A, 5.00%, 12/01/42	2,250	2,310,586
Series A, 4.00%, 12/01/49	1,500	1,392,640
Series S, 5.00%, 05/15/34	1,500	1,508,083
Series S, 5.00%, 05/15/38	4,890	4,916,352
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	4,000	4,147,663
Michigan Strategic Fund, RB, 5.00%, 11/15/42	3,500	3,516,839
		66,943,433
Housing — 10.2%
Michigan State Housing Development Authority, RB, M/F Housing
(GNMA), 4.75%, 04/20/37	2,455	2,438,583
Series A, 4.45%, 10/01/34	1,000	1,000,157
Series A, 4.63%, 10/01/39	3,490	3,490,563
Series A, 4.30%, 10/01/40	3,320	3,266,241
Series A, 4.75%, 10/01/44	5,000	4,906,368
Series A, 5.00%, 10/01/48	7,000	7,182,694
Series A, 2.55%, 10/01/51	5,175	3,415,784
Michigan State Housing Development Authority, RB, S/F Housing
Series A, Sustainability Bonds, 6.00%, 06/01/54	5,895	6,419,188
Series D, Sustainability Bonds, 5.50%, 06/01/53	5,665	5,981,508
		38,101,086
State — 21.6%
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,001,134
Series F, 5.25%, 10/01/41	8,595	8,606,174
Michigan State Building Authority, Refunding RB
4.00%, 10/15/49	7,000	6,605,112
Series I, 4.00%, 10/15/46	2,000	1,953,046
Series I, 5.00%, 10/15/47	5,000	5,321,252
Security	Par (000)	Value
State (continued)
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	$14,000	$ 13,615,829
AMT, 5.00%, 12/31/43	15,000	15,235,300
State of Michigan Trunk Line Revenue, RB
5.00%, 11/15/42	3,000	3,311,864
4.00%, 11/15/46	5,590	5,411,855
5.25%, 11/15/49	10,000	10,994,942
Series B, 4.00%, 11/15/45	5,500	5,395,164
Series B, 5.00%, 11/15/45	2,830	3,005,206
		80,456,878
Tobacco — 2.8%
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/39	1,250	1,231,754
Series A, Class 1, 4.00%, 06/01/49	3,750	3,385,207
Michigan Finance Authority, Refunding RB, CAB, Series B-2, Class 2, 0.00%, 06/01/65(d)	50,000	5,776,024
		10,392,985
Transportation — 8.8%
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/42	900	926,457
Series A, 5.00%, 12/01/46	5,000	5,324,313
Series A, (AGM), 5.25%, 12/01/48	3,495	3,796,484
Series D, 5.00%, 12/01/45	4,500	4,533,297
AMT, 5.00%, 12/01/48	5,000	5,089,479
Series B, AMT, 5.00%, 12/01/42	2,000	2,048,981
Wayne County Airport Authority, Refunding RB
AMT, 5.00%, 12/01/32	2,940	3,051,327
Series F, AMT, 5.00%, 12/01/34	8,000	8,080,296
		32,850,634
Utilities — 17.4%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (NPFGC), 5.00%, 07/01/34	10	10,010
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,029,081
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/47	8,000	8,653,085
Series A, Senior Lien, 5.25%, 07/01/52	2,000	2,134,566
Great Lakes Water Authority Water Supply System Revenue, RB
Series B, 2nd Lien, 5.00%, 07/01/46	8,000	8,087,078
Series B, Senior Lien, 5.25%, 07/01/48	2,250	2,454,828
Lansing Board of Water & Light Refunding RB, Series A, 5.00%, 07/01/49	3,275	3,509,825
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	6,000	6,256,311
Series A, 5.00%, 07/01/48	19,105	19,821,282
Series A, 5.25%, 07/01/54	2,500	2,715,517
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/49	8,985	9,931,704
Michigan Finance Authority, Refunding RB, Series D-1, 5.00%, 07/01/35	450	453,964
		65,057,251
Total Municipal Bonds in Michigan		550,430,246
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada — 0.0%
Transportation — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	$100	$ 103,016
New York — 0.9%
Transportation — 0.9%
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 12/31/54(c)	3,110	3,280,709
Puerto Rico — 4.3%
State — 4.3%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,061	1,166,683
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	534	526,863
Series A-1, Restructured, 5.00%, 07/01/58	1,600	1,601,928
Series A-2, Restructured, 4.78%, 07/01/58	103	101,887
Series A-2, Restructured, 4.33%, 07/01/40	277	274,095
Series B-1, Restructured, 4.75%, 07/01/53	451	447,706
Series B-1, Restructured, 5.00%, 07/01/58	7,076	7,103,989
Series B-2, Restructured, 4.33%, 07/01/40	2,534	2,485,643
Series B-2, Restructured, 4.78%, 07/01/58	597	587,644
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,412	1,735,210
Total Municipal Bonds in Puerto Rico		16,031,648
Total Long-Term Investments — 157.9% (Cost: $586,470,170)		589,627,057

Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(e)(f)	13,435,335	$ 13,436,678
Total Short-Term Securities — 3.6% (Cost: $13,436,290)		13,436,678
Total Investments — 161.5% (Cost: $599,906,460)		603,063,735
Other Assets Less Liabilities — 0.5%		1,836,793
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (62.0)%		(231,567,600)
Net Assets Applicable to Common Shares — 100.0%		$ 373,332,928

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 16,392,727	$ —	$ (2,956,049)(a)	$ —	$ —	$ 13,436,678	13,435,335	$ 116,051	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 589,627,057	$ —	$ 589,627,057
Short-Term Securities
Money Market Funds	13,436,678	—	—	13,436,678
	$13,436,678	$589,627,057	$—	$603,063,735
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(231,900,000)	$—	$(231,900,000)
	$—	$(231,900,000)	$—	$(231,900,000)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
S/F	Single-Family
Schedule of Investments